Goodwill, Net - Schedule of Goodwill and Accumulated Impairment Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	992,839
Gross Ending	992,839
Accumulated impairment loss, Beginning
Impairment loss
Accumulated impairment loss, Ending
Net Amount of goodwill	992,839		$ 141,974
Qingdao Maisi [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	907,877
Gross Ending	907,877
Accumulated impairment loss, Beginning
Impairment loss
Accumulated impairment loss, Ending
Net Amount of goodwill	907,877
Glyken Bird Nest [Member]
Schedule of Goodwill and Accumulated Impairment Losses [Line Items]
Gross Beginning
Addition for business combination	84,962
Gross Ending	84,962
Accumulated impairment loss, Beginning
Impairment loss
Accumulated impairment loss, Ending
Net Amount of goodwill	¥ 84,962